ADVANCE FOR ACQUISITION OF COAL PROPERTY	6 Months Ended
Jun. 30, 2013
ADVANCE FOR ACQUISITION OF COAL PROPERTY
ADVANCE FOR ACQUISITION OF COAL PROPERTY
7. ADVANCE FOR ACQUISITION OF COAL PROPERTY

On December 18, 2012, the Company entered into an agreement (the “Williams-CCE-Newlead Holdings APA”) with Cypress Camon Energy, LLC (“Cypress”), Cypress Camon Investment Management, LLC (“CCIM”) the minority owners of Cypress and certain third parties (together the “Owners”) to purchase:

      i.      the Kentucky property ownership and mineral rights for $11,000 in promissory notes payable in their entirety on January 29, 2013.

     ii.      the Tennessee property ownership and leasehold interests for $55,000 ($30,000 payable on or before February 15, 2013 and $25,000 payable on or before February 15, 2014).

In connection with the acquisitions, the Company agreed to pay CCIM $3,000 in the form of common shares of NewLead (500,000 shares were issued on March 28, 2013) and a ten year warrant for $6,400 in common shares of NewLead, at an exercise price of $0.40 per share, for the assignment of the acquisition contracts to NewLead. In addition, on January 1, 2013, the Company agreed to issue to J Mining & Energy Group 2,833,333 common shares as a prepayment for its assistance in supervising, securing and executing the acquisitions. The shares were issued on March 28, 2013.

Based on the agreements executed with the Owners as of June 30, 2013 and December 31, 2012 title to the properties had not been obtained by the Company and control of the properties will remain with the Owners until closing.

As part of the Williams-CCE-Newlead Holdings Asset Purchase Agreement (APA), the Company agreed to help facilitate the December 31, 2012 closing of the Asset Purchase Agreement of the Kentucky property between Williams and Kentucky in which Kentucky transferred its ownership and mineral rights in the Kentucky property to Williams (both Williams and Kentucky are unrelated parties to the Company). In connection with sale between William and Kentucky, on December 28, 2012, the Company issued promissory notes to RJLT Investments LLC, Williams Industries LLC and Kentucky Fuel Corporation in the amount of $1,500, $2,000 and $7,500, respectively, payable in their entirety on January 29, 2013. The Company issued the promissory notes to facilitate the sale to Williams as the Company has agreed to acquire the Kentucky property from Williams on a closing date subsequent to December 31, 2012. In connection with the issuance of the promissory notes, the Company received a security interest in Kentucky property to secure the repayment of the notes, but the Company did not receive an ownership interest in, or control over, the Kentucky property.

The promissory notes that were issued on December 28, 2012 in the amount of $11,000 are reflected under Promissory notes payable in the consolidated balance sheet. The related asset is reflected under Advance for acquisition of coal property in the consolidated balance sheet. At June 30, 2013, the Company is in default of the $11,000 Promissory notes payable.

For additional information please (see Note 23) Subsequent Events.